Financial Instruments and Risk Management - Disclosure of Financial Instruments by type of Interest Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash and restricted deposits	$ 12,976	$ 11,449	$ 10,000
Promissory note	16,629	15,501
Interest rate risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash and restricted deposits	16,530	18,850
Promissory note	$ 16,629	$ 15,501